Long-term Debt - Scheduled Principal Payments Due on Long-term Debt (Details) $ in Millions	Dec. 31, 2016 USD ($)
Face Amount [Member]
Long-term Debt by Maturity
2017	$ 37.1
2018	38.1
2019	39.7
2020	836.2
2021	10.7
Thereafter	2,117.9
Total	3,079.7
Net Amount [Member]
Long-term Debt by Maturity
2017	37.1
2018	38.1
2019	39.6
2020	790.7
2021	10.7
Thereafter	2,100.2
Total	$ 3,016.4